UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager Income Fund

June 30, 2015

1.954310.102

OIN-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,511	$ 9,746
Strategic Advisers Core Multi-Manager Fund Class F (c)	4,859	62,630
Strategic Advisers Growth Multi-Manager Fund Class F (c)	3,763	52,347
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,761	31,666
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,295	62,755
TOTAL DOMESTIC EQUITY FUNDS (Cost $221,931)		219,144
International Equity Funds - 7.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,457	33,774
Strategic Advisers International Multi-Manager Fund Class F (c)	4,340	52,292
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $87,845)		86,066
Bond Funds - 49.0%

Fidelity Series Emerging Markets Debt Fund Class F (c)	665	6,433
Fidelity Series Floating Rate High Income Fund Class F (c)	324	3,171
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	4,148	40,322

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	489	$ 5,383
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	47,963	471,001
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,680	37,349
TOTAL BOND FUNDS (Cost $568,668)		563,659
Short-Term Funds - 24.5%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	197,649	197,649
Fidelity Series Short-Term Credit Fund Class F (c)	8,461	84,360
TOTAL SHORT-TERM FUNDS (Cost $282,260)		282,009
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,160,704)		1,150,878
NET OTHER ASSETS (LIABILITIES) - 0.0%		(251)
NET ASSETS - 100%		$ 1,150,627
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 156,406	$ 41,577	$ 334	$ 64	$ 197,649
Fidelity Series Commodity Strategy Fund Class F	9,834	193	726	-	9,746
Fidelity Series Emerging Markets Debt Fund Class F	6,076	404	13	91	6,433
Fidelity Series Floating Rate High Income Fund Class F	5,691	167	2,689	56	3,171
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,687	919	121	9	40,322
Fidelity Series Real Estate Income Fund Class F	5,486	189	142	69	5,383
Fidelity Series Short-Term Credit Fund Class F	117,519	2,640	35,477	302	84,360
Strategic Advisers Core Income Multi-Manager Fund Class F	468,643	13,635	887	3,065	471,001
Strategic Advisers Core Multi-Manager Fund Class F	61,298	1,439	227	-	62,630
Strategic Advisers Emerging Markets Fund of Funds Class F	29,047	5,226	66	-	33,774
Strategic Advisers Growth Multi-Manager Fund Class F	50,991	1,171	97	-	52,347
Strategic Advisers Income Opportunities Fund of Funds Class F	38,623	1,620	2,238	322	37,349
Strategic Advisers International Multi-Manager Fund Class F	51,072	1,518	256	-	52,292
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	30,902	1,300	187	-	31,666
Strategic Advisers Value Multi-Manager Fund Class F	61,542	1,315	590	-	62,755
Total	$ 1,132,817	$ 73,313	$ 44,050	$ 3,978	$ 1,150,878
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,162,900. Net unrealized depreciation aggregated $12,022, of which $7,006 related to appreciated investment securities and $19,028 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2005 Fund

June 30, 2015

1.954280.102

O05-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	431	$ 2,780
Strategic Advisers Core Multi-Manager Fund Class F (c)	2,191	28,236
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,695	23,580
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,238	14,205
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,929	28,185
TOTAL DOMESTIC EQUITY FUNDS (Cost $96,881)		96,986
International Equity Funds - 12.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,423	13,902
Strategic Advisers International Multi-Manager Fund Class F (c)	2,183	26,310
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $40,646)		40,212
Bond Funds - 43.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	207	1,997
Fidelity Series Floating Rate High Income Fund Class F (c)	86	840
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,048	10,182

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	143	$ 1,571
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	12,270	120,489
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,098	11,148
TOTAL BOND FUNDS (Cost $148,088)		146,227
Short-Term Funds - 15.5%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	36,232	36,232
Fidelity Series Short-Term Credit Fund Class F (c)	1,557	15,528
TOTAL SHORT-TERM FUNDS (Cost $51,805)		51,760
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $337,420)		335,185
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90)
NET ASSETS - 100%		$ 335,095
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 28,335	$ 7,937	$ 41	$ 12	$ 36,232
Fidelity Series Commodity Strategy Fund Class F	2,677	11	29	-	2,780
Fidelity Series Emerging Markets Debt Fund Class F	2,044	42	83	29	1,997
Fidelity Series Floating Rate High Income Fund Class F	1,673	20	856	16	840
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,183	52	11	2	10,182
Fidelity Series Real Estate Income Fund Class F	1,620	27	33	20	1,571
Fidelity Series Short-Term Credit Fund Class F	21,364	499	6,275	56	15,528
Strategic Advisers Core Income Multi-Manager Fund Class F	121,790	1,500	122	792	120,489
Strategic Advisers Core Multi-Manager Fund Class F	28,235	188	253	-	28,236
Strategic Advisers Emerging Markets Fund of Funds Class F	12,746	1,313	14	-	13,902
Strategic Advisers Growth Multi-Manager Fund Class F	23,499	109	163	-	23,580
Strategic Advisers Income Opportunities Fund of Funds Class F	11,811	306	773	98	11,148
Strategic Advisers International Multi-Manager Fund Class F	26,468	334	484	-	26,310
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	14,257	350	241	-	14,205
Strategic Advisers Value Multi-Manager Fund Class F	28,345	127	524	-	28,185
Total	$ 335,047	$ 12,815	$ 9,902	$ 1,025	$ 335,185
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $337,804. Net unrealized depreciation aggregated $2,619, of which $5,399 related to appreciated investment securities and $8,018 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2010 Fund

June 30, 2015

1.954282.102

O10-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	978	$ 6,307
Strategic Advisers Core Multi-Manager Fund Class F (c)	6,156	79,350
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,763	66,258
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,479	39,901
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,421	79,206
TOTAL DOMESTIC EQUITY FUNDS (Cost $272,966)		271,022
International Equity Funds - 14.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,883	37,941
Strategic Advisers International Multi-Manager Fund Class F (c)	6,337	76,366
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $115,309)		114,307
Bond Funds - 39.9%

Fidelity Series Emerging Markets Debt Fund Class F (c)	475	4,589
Fidelity Series Floating Rate High Income Fund Class F (c)	217	2,124
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,902	18,484

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	328	$ 3,609
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	25,719	252,563
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,490	25,269
TOTAL BOND FUNDS (Cost $310,402)		306,638
Short-Term Funds - 10.0%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	53,779	53,779
Fidelity Series Short-Term Credit Fund Class F (c)	2,312	23,048
TOTAL SHORT-TERM FUNDS (Cost $76,893)		76,827
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $775,570)		768,794
NET OTHER ASSETS (LIABILITIES) - 0.0%		(177)
NET ASSETS - 100%		$ 768,617
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 41,289	$ 12,507	$ 18	$ 17	$ 53,779
Fidelity Series Commodity Strategy Fund Class F	6,129	30	129	-	6,307
Fidelity Series Emerging Markets Debt Fund Class F	4,632	100	126	67	4,589
Fidelity Series Floating Rate High Income Fund Class F	3,829	53	1,762	37	2,124
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,496	105	40	10	18,484
Fidelity Series Real Estate Income Fund Class F	3,681	65	37	46	3,609
Fidelity Series Short-Term Credit Fund Class F	31,175	1,040	9,079	81	23,048
Strategic Advisers Core Income Multi-Manager Fund Class F	255,378	2,975	164	1,663	252,563
Strategic Advisers Core Multi-Manager Fund Class F	78,985	495	310	-	79,350
Strategic Advisers Emerging Markets Fund of Funds Class F	35,151	3,163	24	-	37,941
Strategic Advisers Growth Multi-Manager Fund Class F	65,753	317	192	-	66,258
Strategic Advisers Income Opportunities Fund of Funds Class F	26,605	684	1,576	222	25,269
Strategic Advisers International Multi-Manager Fund Class F	76,863	994	1,468	-	76,366
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	39,907	975	534	-	39,901
Strategic Advisers Value Multi-Manager Fund Class F	79,069	381	897	-	79,206
Total	$ 766,942	$ 23,884	$ 16,356	$ 2,143	$ 768,794
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $776,142. Net unrealized depreciation aggregated $7,348, of which $10,229 related to appreciated investment securities and $17,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2015 Fund

June 30, 2015

1.954285.102

O15-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,578	$ 16,630
Strategic Advisers Core Multi-Manager Fund Class F (c)	19,217	247,712
Strategic Advisers Growth Multi-Manager Fund Class F (c)	14,865	206,765
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	10,840	124,330
Strategic Advisers Value Multi-Manager Fund Class F (c)	16,924	247,260
TOTAL DOMESTIC EQUITY FUNDS (Cost $849,105)		842,697
International Equity Funds - 17.3%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	11,654	113,858
Strategic Advisers International Multi-Manager Fund Class F (c)	20,182	243,197
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $364,492)		357,055
Bond Funds - 36.4%

Fidelity Series Emerging Markets Debt Fund Class F (c)	1,257	12,159
Fidelity Series Floating Rate High Income Fund Class F (c)	583	5,705
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	3,407	33,114

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	881	$ 9,693
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	63,582	624,374
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	6,588	66,869
TOTAL BOND FUNDS (Cost $758,294)		751,914
Short-Term Funds - 5.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	77,598	77,598
Fidelity Series Short-Term Credit Fund Class F (c)	3,335	33,254
TOTAL SHORT-TERM FUNDS (Cost $110,940)		110,852
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,082,831)		2,062,518
NET OTHER ASSETS (LIABILITIES) - 0.0%		(467)
NET ASSETS - 100%		$ 2,062,051
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 52,123	$ 25,479	$ 4	$ 22	$ 77,598
Fidelity Series Commodity Strategy Fund Class F	14,338	1,917	310	-	16,630
Fidelity Series Emerging Markets Debt Fund Class F	10,314	1,909	3	160	12,159
Fidelity Series Floating Rate High Income Fund Class F	9,014	826	4,135	91	5,705
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,131	4,105	8	16	33,114
Fidelity Series Real Estate Income Fund Class F	8,693	1,304	54	114	9,693
Fidelity Series Short-Term Credit Fund Class F	39,400	5,222	11,253	106	33,254
Strategic Advisers Core Income Multi-Manager Fund Class F	554,583	82,297	38	3,733	624,374
Strategic Advisers Core Multi-Manager Fund Class F	217,153	30,731	363	-	247,712
Strategic Advisers Emerging Markets Fund of Funds Class F	92,379	22,479	27	-	113,858
Strategic Advisers Growth Multi-Manager Fund Class F	180,792	25,343	264	-	206,765
Strategic Advisers Income Opportunities Fund of Funds Class F	61,833	9,463	3,306	520	66,869
Strategic Advisers International Multi-Manager Fund Class F	214,584	31,917	2,748	-	243,197
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	109,767	17,377	1,484	-	124,330
Strategic Advisers Value Multi-Manager Fund Class F	217,195	30,429	1,756	-	247,260
Total	$ 1,811,299	$ 290,798	$ 25,753	$ 4,762	$ 2,062,518
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $2,089,739. Net unrealized depreciation aggregated $27,221, of which $19,566 related to appreciated investment securities and $46,787 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2020 Fund

June 30, 2015

1.954288.102

O20-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	5,439	$ 35,081
Strategic Advisers Core Multi-Manager Fund Class F (c)	44,953	579,438
Strategic Advisers Growth Multi-Manager Fund Class F (c)	34,763	483,553
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	25,351	290,780
Strategic Advisers Value Multi-Manager Fund Class F (c)	39,599	578,538
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,982,806)		1,967,390
International Equity Funds - 19.1%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	26,540	259,297
Strategic Advisers International Multi-Manager Fund Class F (c)	47,505	572,433
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $840,794)		831,730
Bond Funds - 32.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	2,646	25,585
Fidelity Series Floating Rate High Income Fund Class F (c)	1,233	12,072
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	3,667	35,641

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	1,865	$ 20,511
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	118,714	1,165,771
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	13,861	140,687
TOTAL BOND FUNDS (Cost $1,413,513)		1,400,267
Short-Term Funds - 3.7%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	113,547	113,547
Fidelity Series Short-Term Credit Fund Class F (c)	4,880	48,657
TOTAL SHORT-TERM FUNDS (Cost $162,314)		162,204
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,399,427)		4,361,591
NET OTHER ASSETS (LIABILITIES) - 0.0%		(893)
NET ASSETS - 100%		$ 4,360,698
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 68,522	$ 47,774	$ 2,749	$ 29	$ 113,547
Fidelity Series Commodity Strategy Fund Class F	26,574	8,200	1,090	-	35,081
Fidelity Series Emerging Markets Debt Fund Class F	19,553	6,871	738	307	25,585
Fidelity Series Floating Rate High Income Fund Class F	16,910	3,295	8,131	176	12,072
Fidelity Series Inflation-Protected Bond Index Fund Class F	27,963	8,765	985	15	35,641
Fidelity Series Real Estate Income Fund Class F	16,215	5,348	578	208	20,511
Fidelity Series Short-Term Credit Fund Class F	48,188	12,244	11,625	139	48,657
Strategic Advisers Core Income Multi-Manager Fund Class F	917,434	301,787	32,595	6,376	1,165,771
Strategic Advisers Core Multi-Manager Fund Class F	450,681	144,924	16,275	-	579,438
Strategic Advisers Emerging Markets Fund of Funds Class F	187,066	81,385	7,460	-	259,297
Strategic Advisers Growth Multi-Manager Fund Class F	375,240	120,345	13,695	-	483,553
Strategic Advisers Income Opportunities Fund of Funds Class F	114,600	37,550	9,289	984	140,687
Strategic Advisers International Multi-Manager Fund Class F	449,304	147,228	22,476	-	572,433
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	227,801	76,785	10,594	-	290,780
Strategic Advisers Value Multi-Manager Fund Class F	450,832	144,366	18,964	-	578,538
Total	$ 3,396,883	$ 1,146,867	$ 157,244	$ 8,234	$ 4,361,591
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $4,414,150. Net unrealized depreciation aggregated $52,559, of which $37,668 related to appreciated investment securities and $90,227 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2025 Fund

June 30, 2015

1.954290.102

O25-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,574	$ 10,151
Strategic Advisers Core Multi-Manager Fund Class F (c)	14,976	193,046
Strategic Advisers Growth Multi-Manager Fund Class F (c)	11,589	161,204
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	8,465	97,098
Strategic Advisers Value Multi-Manager Fund Class F (c)	13,189	192,694
TOTAL DOMESTIC EQUITY FUNDS (Cost $649,604)		654,193
International Equity Funds - 21.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	8,623	84,242
Strategic Advisers International Multi-Manager Fund Class F (c)	16,158	194,706
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $280,550)		278,948
Bond Funds - 23.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	796	7,693
Fidelity Series Floating Rate High Income Fund Class F (c)	337	3,299
Fidelity Series Real Estate Income Fund Class F (c)	548	6,033

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	25,094	$ 246,420
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,139	42,006
TOTAL BOND FUNDS (Cost $308,873)		305,451
Short-Term Funds - 3.5%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	31,717	31,717
Fidelity Series Short-Term Credit Fund Class F (c)	1,363	13,593
TOTAL SHORT-TERM FUNDS (Cost $45,348)		45,310
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,284,375)		1,283,902
NET OTHER ASSETS (LIABILITIES) - 0.0%		(330)
NET ASSETS - 100%		$ 1,283,572
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 16,567	$ 15,365	$ 215	$ 8	$ 31,717
Fidelity Series Commodity Strategy Fund Class F	8,913	1,020	198	-	10,151
Fidelity Series Emerging Markets Debt Fund Class F	5,831	1,990	56	105	7,693
Fidelity Series Floating Rate High Income Fund Class F	5,629	717	3,052	57	3,299
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	-	-	-	-
Fidelity Series Real Estate Income Fund Class F	5,515	716	31	77	6,033
Fidelity Series Short-Term Credit Fund Class F	12,377	1,427	161	41	13,593
Strategic Advisers Core Income Multi-Manager Fund Class F	224,446	28,642	1,264	1,569	246,420
Strategic Advisers Core Multi-Manager Fund Class F	174,541	20,102	1,766	-	193,046
Strategic Advisers Emerging Markets Fund of Funds Class F	73,505	12,551	803	-	84,242
Strategic Advisers Growth Multi-Manager Fund Class F	145,349	16,753	1,577	-	161,204
Strategic Advisers Income Opportunities Fund of Funds Class F	41,650	4,723	3,628	358	42,006
Strategic Advisers International Multi-Manager Fund Class F	176,888	21,766	3,375	-	194,706
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	88,311	11,792	2,006	-	97,098
Strategic Advisers Value Multi-Manager Fund Class F	175,215	20,106	3,883	-	192,694
Total	$ 1,154,737	$ 157,670	$ 22,015	$ 2,215	$ 1,283,902
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,287,124. Net unrealized depreciation aggregated $3,222, of which $22,432 related to appreciated investment securities and $25,654 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2030 Fund

June 30, 2015

1.954292.102

O30-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,801	$ 11,614
Strategic Advisers Core Multi-Manager Fund Class F (c)	20,688	266,674
Strategic Advisers Growth Multi-Manager Fund Class F (c)	15,998	222,538
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	11,780	135,115
Strategic Advisers Value Multi-Manager Fund Class F (c)	18,314	267,563
TOTAL DOMESTIC EQUITY FUNDS (Cost $910,666)		903,504
International Equity Funds - 25.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	11,410	111,481
Strategic Advisers International Multi-Manager Fund Class F (c)	22,507	271,207
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $394,889)		382,688
Bond Funds - 12.4%

Fidelity Series Emerging Markets Debt Fund Class F (c)	920	8,899
Fidelity Series Floating Rate High Income Fund Class F (c)	422	4,130
Fidelity Series Real Estate Income Fund Class F (c)	636	6,994

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	11,836	$ 116,225
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,740	48,116
TOTAL BOND FUNDS (Cost $187,913)		184,364
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	11,592	11,592
Fidelity Series Short-Term Credit Fund Class F (c)	598	5,962
TOTAL SHORT-TERM FUNDS (Cost $17,572)		17,554
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,511,040)		1,488,110
NET OTHER ASSETS (LIABILITIES) - 0.0%		(377)
NET ASSETS - 100%		$ 1,487,733
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 9,888	$ 2,145	$ 440	$ 4	$ 11,592
Fidelity Series Commodity Strategy Fund Class F	11,001	698	571	-	11,614
Fidelity Series Emerging Markets Debt Fund Class F	8,797	684	540	126	8,899
Fidelity Series Floating Rate High Income Fund Class F	6,967	496	3,332	70	4,130
Fidelity Series Real Estate Income Fund Class F	6,815	526	155	89	6,994
Fidelity Series Short-Term Credit Fund Class F	6,855	316	1,185	20	5,962
Strategic Advisers Core Income Multi-Manager Fund Class F	105,999	15,060	2,447	710	116,225
Strategic Advisers Core Multi-Manager Fund Class F	255,395	16,838	5,898	-	266,674
Strategic Advisers Emerging Markets Fund of Funds Class F	102,062	13,978	3,382	-	111,481
Strategic Advisers Growth Multi-Manager Fund Class F	212,513	13,861	4,916	-	222,538
Strategic Advisers Income Opportunities Fund of Funds Class F	51,080	2,260	4,390	418	48,116
Strategic Advisers International Multi-Manager Fund Class F	261,262	17,444	7,109	-	271,207
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	128,703	10,797	2,948	-	135,115
Strategic Advisers Value Multi-Manager Fund Class F	256,375	15,598	6,234	-	267,563
Total	$ 1,423,712	$ 110,701	$ 43,551	$ 1,437	$ 1,488,110
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,518,227. Net unrealized depreciation aggregated $30,117, of which $20,347 related to appreciated investment securities and $50,464 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2035 Fund

June 30, 2015

1.954296.102

O35-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,639	$ 10,568
Strategic Advisers Core Multi-Manager Fund Class F (c)	20,301	261,679
Strategic Advisers Growth Multi-Manager Fund Class F (c)	15,695	218,318
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	11,501	131,913
Strategic Advisers Value Multi-Manager Fund Class F (c)	17,940	262,097
TOTAL DOMESTIC EQUITY FUNDS (Cost $886,297)		884,575
International Equity Funds - 28.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	11,157	109,005
Strategic Advisers International Multi-Manager Fund Class F (c)	22,280	268,468
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $384,492)		377,473
Bond Funds - 5.2%

Fidelity Series Emerging Markets Debt Fund Class F (c)	837	8,092
Fidelity Series Floating Rate High Income Fund Class F (c)	383	3,748
Fidelity Series Real Estate Income Fund Class F (c)	579	6,364

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	890	$ 8,744
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,244	43,076
TOTAL BOND FUNDS (Cost $72,272)		70,024
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	11,822	11,822
Fidelity Series Short-Term Credit Fund Class F (c)	566	5,644
TOTAL SHORT-TERM FUNDS (Cost $17,483)		17,466
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,360,544)	1,349,538
NET OTHER ASSETS (LIABILITIES) - 0.0%	(339)
NET ASSETS - 100%	$ 1,349,199
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 8,949	$ 3,126	$ 253	$ 4	$ 11,822
Fidelity Series Commodity Strategy Fund Class F	9,261	1,322	444	-	10,568
Fidelity Series Emerging Markets Debt Fund Class F	6,911	1,406	167	111	8,092
Fidelity Series Floating Rate High Income Fund Class F	5,856	791	2,896	62	3,748
Fidelity Series Real Estate Income Fund Class F	5,734	935	131	81	6,364
Fidelity Series Short-Term Credit Fund Class F	6,578	529	1,440	19	5,644
Strategic Advisers Core Income Multi-Manager Fund Class F	6,058	3,068	240	44	8,744
Strategic Advisers Core Multi-Manager Fund Class F	231,860	34,945	5,382	-	261,679
Strategic Advisers Emerging Markets Fund of Funds Class F	91,203	21,436	2,244	-	109,005
Strategic Advisers Growth Multi-Manager Fund Class F	193,111	28,686	4,485	-	218,318
Strategic Advisers Income Opportunities Fund of Funds Class F	43,528	5,059	4,759	365	43,076
Strategic Advisers International Multi-Manager Fund Class F	237,517	37,327	5,554	-	268,468
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	117,019	18,861	2,691	-	131,913
Strategic Advisers Value Multi-Manager Fund Class F	232,661	33,332	5,572	-	262,097
Total	$ 1,196,246	$ 190,823	$ 36,258	$ 686	$ 1,349,538
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,365,004. Net unrealized depreciation aggregated $15,466, of which $24,902 related to appreciated investment securities and $40,368 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2040 Fund

June 30, 2015

1.954300.102

O40-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,033	$ 6,660
Strategic Advisers Core Multi-Manager Fund Class F (c)	12,662	163,217
Strategic Advisers Growth Multi-Manager Fund Class F (c)	9,789	136,171
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	7,162	82,147
Strategic Advisers Value Multi-Manager Fund Class F (c)	11,180	163,345
TOTAL DOMESTIC EQUITY FUNDS (Cost $550,947)		551,540
International Equity Funds - 28.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	6,941	67,815
Strategic Advisers International Multi-Manager Fund Class F (c)	13,898	167,470
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $238,979)		235,285
Bond Funds - 5.2%

Fidelity Series Emerging Markets Debt Fund Class F (c)	522	5,045
Fidelity Series Floating Rate High Income Fund Class F (c)	239	2,339
Fidelity Series Real Estate Income Fund Class F (c)	361	3,969

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	542	$ 5,320
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,703	27,431
TOTAL BOND FUNDS (Cost $45,549)		44,104
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	7,517	7,517
Fidelity Series Short-Term Credit Fund Class F (c)	330	3,295
TOTAL SHORT-TERM FUNDS (Cost $10,821)		10,812
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $846,296)	841,741
NET OTHER ASSETS (LIABILITIES) - 0.0%	(219)
NET ASSETS - 100%	$ 841,522
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 5,676	$ 2,128	$ 287	$ 2	$ 7,517
Fidelity Series Commodity Strategy Fund Class F	5,883	667	169	-	6,660
Fidelity Series Emerging Markets Debt Fund Class F	4,494	729	147	71	5,045
Fidelity Series Floating Rate High Income Fund Class F	3,755	475	1,891	40	2,339
Fidelity Series Real Estate Income Fund Class F	3,679	506	106	50	3,969
Fidelity Series Short-Term Credit Fund Class F	4,212	140	1,044	12	3,295
Strategic Advisers Core Income Multi-Manager Fund Class F	3,910	1,701	200	28	5,320
Strategic Advisers Core Multi-Manager Fund Class F	148,714	18,613	4,367	-	163,217
Strategic Advisers Emerging Markets Fund of Funds Class F	58,513	11,889	1,790	-	67,815
Strategic Advisers Growth Multi-Manager Fund Class F	123,938	15,202	3,639	-	136,171
Strategic Advisers Income Opportunities Fund of Funds Class F	27,988	3,119	3,189	237	27,431
Strategic Advisers International Multi-Manager Fund Class F	152,396	20,022	4,527	-	167,470
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	75,124	10,471	2,543	-	82,147
Strategic Advisers Value Multi-Manager Fund Class F	149,259	17,625	4,745	-	163,345
Total	$ 767,541	$ 103,287	$ 28,644	$ 440	$ 841,741
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $850,401. Net unrealized depreciation aggregated $8,660, of which $17,527 related to appreciated investment securities and $26,187 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2045 Fund

June 30, 2015

1.954304.102

O45-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,567	$ 10,107
Strategic Advisers Core Multi-Manager Fund Class F (c)	19,473	251,008
Strategic Advisers Growth Multi-Manager Fund Class F (c)	15,055	209,416
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	11,020	126,401
Strategic Advisers Value Multi-Manager Fund Class F (c)	17,199	251,274
TOTAL DOMESTIC EQUITY FUNDS (Cost $851,437)		848,206
International Equity Funds - 28.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	10,702	104,556
Strategic Advisers International Multi-Manager Fund Class F (c)	21,379	257,621
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $368,526)		362,177
Bond Funds - 5.2%

Fidelity Series Emerging Markets Debt Fund Class F (c)	802	7,760
Fidelity Series Floating Rate High Income Fund Class F (c)	367	3,595
Fidelity Series Real Estate Income Fund Class F (c)	553	6,085

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	827	$ 8,116
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,102	41,638
TOTAL BOND FUNDS (Cost $69,155)		67,194
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	11,260	11,260
Fidelity Series Short-Term Credit Fund Class F (c)	568	5,665
TOTAL SHORT-TERM FUNDS (Cost $16,942)		16,925
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,306,060)		1,294,502
NET OTHER ASSETS (LIABILITIES) - 0.0%		(321)
NET ASSETS - 100%		$ 1,294,181
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 8,672	$ 2,626	$ 38	$ 4	$ 11,260
Fidelity Series Commodity Strategy Fund Class F	9,404	900	626	-	10,107
Fidelity Series Emerging Markets Debt Fund Class F	6,369	1,476	21	105	7,760
Fidelity Series Floating Rate High Income Fund Class F	5,711	613	2,726	60	3,595
Fidelity Series Real Estate Income Fund Class F	5,598	668	15	77	6,085
Fidelity Series Short-Term Credit Fund Class F	6,654	412	1,379	19	5,665
Strategic Advisers Core Income Multi-Manager Fund Class F	5,947	2,874	572	41	8,116
Strategic Advisers Core Multi-Manager Fund Class F	226,215	25,166	623	-	251,008
Strategic Advisers Emerging Markets Fund of Funds Class F	88,899	17,197	258	-	104,556
Strategic Advisers Growth Multi-Manager Fund Class F	188,486	20,474	519	-	209,416
Strategic Advisers Income Opportunities Fund of Funds Class F	42,214	3,790	3,643	351	41,638
Strategic Advisers International Multi-Manager Fund Class F	231,890	27,097	644	-	257,621
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	114,271	13,923	529	-	126,401
Strategic Advisers Value Multi-Manager Fund Class F	227,030	23,277	623	-	251,274
Total	$ 1,167,360	$ 140,493	$ 12,216	$ 657	$ 1,294,502
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,310,632. Net unrealized depreciation aggregated $16,130, of which $19,480 related to appreciated investment securities and $35,610 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2050 Fund

June 30, 2015

1.954306.102

O50-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,567	$ 10,106
Strategic Advisers Core Multi-Manager Fund Class F (c)	19,203	247,527
Strategic Advisers Growth Multi-Manager Fund Class F (c)	14,846	206,512
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	10,876	124,746
Strategic Advisers Value Multi-Manager Fund Class F (c)	16,968	247,905
TOTAL DOMESTIC EQUITY FUNDS (Cost $838,314)		836,796
International Equity Funds - 28.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	10,540	102,978
Strategic Advisers International Multi-Manager Fund Class F (c)	21,090	254,136
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $362,052)		357,114
Bond Funds - 5.2%

Fidelity Series Emerging Markets Debt Fund Class F (c)	794	7,677
Fidelity Series Floating Rate High Income Fund Class F (c)	362	3,546
Fidelity Series Real Estate Income Fund Class F (c)	547	6,020

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	833	$ 8,184
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,050	41,109
TOTAL BOND FUNDS (Cost $68,661)		66,536
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	11,133	11,133
Fidelity Series Short-Term Credit Fund Class F (c)	499	4,970
TOTAL SHORT-TERM FUNDS (Cost $16,118)		16,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,285,145)		1,276,549
NET OTHER ASSETS (LIABILITIES) - 0.0%		(323)
NET ASSETS - 100%		$ 1,276,226
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 8,548	$ 2,738	$ 153	$ 4	$ 11,133
Fidelity Series Commodity Strategy Fund Class F	9,000	821	126	-	10,106
Fidelity Series Emerging Markets Debt Fund Class F	7,126	742	149	109	7,677
Fidelity Series Floating Rate High Income Fund Class F	5,736	547	2,735	60	3,546
Fidelity Series Real Estate Income Fund Class F	5,617	647	79	76	6,020
Fidelity Series Short-Term Credit Fund Class F	6,332	327	1,669	18	4,970
Strategic Advisers Core Income Multi-Manager Fund Class F	5,939	2,549	168	42	8,184
Strategic Advisers Core Multi-Manager Fund Class F	228,439	21,969	3,258	-	247,527
Strategic Advisers Emerging Markets Fund of Funds Class F	89,856	15,718	1,370	-	102,978
Strategic Advisers Growth Multi-Manager Fund Class F	190,318	17,855	2,715	-	206,512
Strategic Advisers Income Opportunities Fund of Funds Class F	43,110	3,152	4,438	358	41,109
Strategic Advisers International Multi-Manager Fund Class F	234,097	23,892	3,350	-	254,136
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	115,356	12,704	2,036	-	124,746
Strategic Advisers Value Multi-Manager Fund Class F	229,211	20,653	3,699	-	247,905
Total	$ 1,178,685	$ 124,314	$ 25,945	$ 667	$ 1,276,549
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,291,380. Net unrealized depreciation aggregated $14,831, of which $26,167 related to appreciated investment securities and $40,998 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2055 Fund

June 30, 2015

1.954308.102

O55-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,392	$ 8,978
Strategic Advisers Core Multi-Manager Fund Class F (c)	17,280	222,743
Strategic Advisers Growth Multi-Manager Fund Class F (c)	13,360	185,835
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,778	112,149
Strategic Advisers Value Multi-Manager Fund Class F (c)	15,261	222,960
TOTAL DOMESTIC EQUITY FUNDS (Cost $758,558)		752,665
International Equity Funds - 28.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	9,484	92,656
Strategic Advisers International Multi-Manager Fund Class F (c)	19,026	229,267
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $328,773)		321,923
Bond Funds - 5.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	682	6,599
Fidelity Series Floating Rate High Income Fund Class F (c)	326	3,194
Fidelity Series Real Estate Income Fund Class F (c)	490	5,395

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	694	$ 6,818
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,643	36,972
TOTAL BOND FUNDS (Cost $61,007)		58,978
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	10,418	10,418
Fidelity Series Short-Term Credit Fund Class F (c)	475	4,734
TOTAL SHORT-TERM FUNDS (Cost $15,166)		15,152
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,163,504)		1,148,718
NET OTHER ASSETS (LIABILITIES) - 0.0%		(249)
NET ASSETS - 100%		$ 1,148,469
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 8,530	$ 2,232	$ 344	$ 3	$ 10,418
Fidelity Series Commodity Strategy Fund Class F	8,459	750	620	-	8,978
Fidelity Series Emerging Markets Debt Fund Class F	5,860	998	217	92	6,599
Fidelity Series Floating Rate High Income Fund Class F	5,222	478	2,506	54	3,194
Fidelity Series Real Estate Income Fund Class F	5,172	542	170	68	5,395
Fidelity Series Short-Term Credit Fund Class F	6,295	306	1,848	17	4,734
Strategic Advisers Core Income Multi-Manager Fund Class F	5,400	2,310	774	36	6,818
Strategic Advisers Core Multi-Manager Fund Class F	209,144	20,251	7,020	-	222,743
Strategic Advisers Emerging Markets Fund of Funds Class F	81,324	15,239	2,907	-	92,656
Strategic Advisers Growth Multi-Manager Fund Class F	174,262	16,449	5,850	-	185,835
Strategic Advisers Income Opportunities Fund of Funds Class F	38,278	3,662	4,320	318	36,972
Strategic Advisers International Multi-Manager Fund Class F	215,583	21,613	7,607	-	229,267
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	105,601	11,691	3,963	-	112,149
Strategic Advisers Value Multi-Manager Fund Class F	209,940	19,036	7,641	-	222,960
Total	$ 1,079,070	$ 115,557	$ 45,787	$ 588	$ 1,148,718
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,167,119. Net unrealized depreciation aggregated $18,401, of which $19,496 related to appreciated investment securities and $37,897 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2060 Fund

June 30, 2015

1.9858350.100

O60-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	446	$ 2,874
Strategic Advisers Core Multi-Manager Fund Class F (c)	5,530	71,285
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,276	59,474
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,122	35,806
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,878	71,269
TOTAL DOMESTIC EQUITY FUNDS (Cost $238,794)		240,708
International Equity Funds - 28.0%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,046	29,762
Strategic Advisers International Multi-Manager Fund Class F (c)	6,087	73,347
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $107,131)		103,109
Bond Funds - 5.2%

Fidelity Series Emerging Markets Debt Fund Class F (c)	218	2,108
Fidelity Series Floating Rate High Income Fund Class F (c)	104	1,021
Fidelity Series Real Estate Income Fund Class F (c)	157	1,728

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	220	$ 2,158
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,177	11,947
TOTAL BOND FUNDS (Cost $19,801)		18,962
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	3,396	3,396
Fidelity Series Short-Term Credit Fund Class F (c)	146	1,454
TOTAL SHORT-TERM FUNDS (Cost $4,854)		4,850
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $370,580)		367,629
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60)
NET ASSETS - 100%		$ 367,569
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 2,833	$ 586	$ 22	$ 1	$ 3,396
Fidelity Series Commodity Strategy Fund Class F	3,000	140	401	-	2,874
Fidelity Series Emerging Markets Debt Fund Class F	1,834	289	1	29	2,108
Fidelity Series Floating Rate High Income Fund Class F	1,698	95	772	17	1,021
Fidelity Series Real Estate Income Fund Class F	1,667	110	1	22	1,728
Fidelity Series Short-Term Credit Fund Class F	2,138	68	746	6	1,454
Strategic Advisers Core Income Multi-Manager Fund Class F	1,761	557	122	12	2,158
Strategic Advisers Core Multi-Manager Fund Class F	67,406	3,815	40	-	71,285
Strategic Advisers Emerging Markets Fund of Funds Class F	26,644	3,406	7	-	29,762
Strategic Advisers Growth Multi-Manager Fund Class F	56,172	3,044	37	-	59,474
Strategic Advisers Income Opportunities Fund of Funds Class F	11,441	859	144	99	11,947
Strategic Advisers International Multi-Manager Fund Class F	69,318	4,256	101	-	73,347
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	34,035	2,458	299	-	35,806
Strategic Advisers Value Multi-Manager Fund Class F	67,663	3,574	476	-	71,269
Total	$ 347,610	$ 23,257	$ 3,169	$ 186	$ 367,629
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $370,802. Net unrealized depreciation aggregated $3,173, of which $5,697 related to appreciated investment securities and $8,870 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 31, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 31, 2015